Related Party Disclosures - Summary of Aggregate Gains on LTIP Shares Exercised (Details) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) shares £ / shares	Dec. 31, 2020 shares £ / shares	Dec. 31, 2019 £ / shares
Jack Bowles | Awards 2018
Disclosure Of Transactions Between Related Parties [Line Items]
Shares	43,785
Price per share | £ / shares	£ 38.94
Face Value | £	£ 1,704,988
Tadeu Marroco | Awards 2018
Disclosure Of Transactions Between Related Parties [Line Items]
Shares	28,248
Price per share | £ / shares	£ 38.94
Face Value | £	£ 1,099,977
Equity Settled Long Term Incentive Plan
Disclosure Of Transactions Between Related Parties [Line Items]
Exercised, shares	1,639,000	1,590,000
Price per share | £ / shares	£ 27.67	£ 29.37	£ 28.31
Shares	3,440,000	3,856,000
Equity Settled Long Term Incentive Plan | Jack Bowles
Disclosure Of Transactions Between Related Parties [Line Items]
Award Date	26 March 2018
Exercised, shares	23,731
Exercise date	May 10, 2021
Price per share | £ / shares	£ 28.25
Aggregate gain | £	£ 670,401
Equity Settled Long Term Incentive Plan | Tadeu Marroco
Disclosure Of Transactions Between Related Parties [Line Items]
Award Date	26 March 2018
Exercised, shares	15,310
Exercise date	Mar. 29, 2021
Price per share | £ / shares	£ 28.27
Aggregate gain | £	£ 432,737